INCOME TAXES - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Balance at beginning of the year	¥ 807,098	¥ 639,234	¥ 410,857
Addition	56,396	167,864	228,377
Total	863,494	807,098	639,234
Net operating loss carry forwards	¥ 2,920,820	¥ 2,883,551	¥ 2,221,545